Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 15.1%
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	$100,000		$103,611
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	31,836		32,455
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	80,000		81,799
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	123,000		123,159
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	140,000		146,749
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	100,000		112,382
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	70,499		72,131
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	41,000		43,928
Carlyle Global Market Strategies Euro CLO 2015-3 DAC,
Euro Interbank Offered Rate 3 Month + 1.6500%, 1.6500%, 7/15/30‡	110,000	EUR	117,576
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 1.3500%, 0%, 10/21/31 (144A)‡	250,000		250,125
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 0%, 10/21/31 (144A)‡	250,000		250,275
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	295,205		304,001
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	100,000		100,737
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	100,000		100,956
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	69,125		72,878
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	97,083		97,712
Dryden 71 CLO Ltd,
ICE LIBOR USD 3 Month + 1.1500%, 3.4534%, 1/15/29 (144A)‡	280,000		279,832
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	130,000		136,570
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	80,000		83,811
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 30.4728%, 10/25/40‡	23,689		101,427
Fannie Mae REMICS, 3.0000%, 5/25/48	33,624		34,182
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	303,000		318,007
Goldentree Loan Management US CLO 5 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.5700%, 10/20/32 (144A)‡	250,000		250,150
Harvest Clo XII DAC,
Euro Interbank Offered Rate 3 Month + 1.8500%, 1.8500%, 11/18/30‡	100,000	EUR	108,457
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	130,000		133,813
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	139,831		147,651
KKR Clo 17 Ltd, ICE LIBOR USD 3 Month + 3.4500%, 5.7534%, 4/15/29 (144A)‡	250,000		246,300
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.2976%, 4/20/31 (144A)‡	250,000		247,575
Madison Park Funding XXXIII Ltd,
ICE LIBOR USD 3 Month + 1.3300%, , 10/15/32 (144A)‡	250,000		250,000
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.2855%, 7/25/31 (144A)‡	250,000		247,850
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6500%, 4/15/31 (144A)‡	250,000		246,950
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	100,000		108,808
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 6.2490%, 4/15/31 (144A)‡	250,000		244,650
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 6.1253%, 2/14/31 (144A)‡	250,000		247,300
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	248,000		263,924
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, , 10/24/27 (144A)‡	250,000		250,000
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	165,000		165,084
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	81,405		81,576
Sequoia Mortgage Trust 2018-8, 0.3252%, 11/25/48 (144A)‡,¤	14,603,437		150,053
SES SA, EUR SWAP ANNUAL 5 YR + 4.6640%, 4.6250%, 1/2/68‡	100,000	EUR	115,576
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	551,037		556,009
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	140,000		144,989
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	100,000		102,906
Sofi Professional Loan Program 2018-D Trust, 2/25/48 (144A)◊	10,000		342,100
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 5.8755%, 7/25/30 (144A)‡	250,000		246,375
Southwick Park CLO LLC,
ICE LIBOR USD 3 Month + 1.3000%, 3.5993%, 7/20/32 (144A)‡	250,000		250,025
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 3.6184%, 8/25/52 (144A)‡	150,000		150,123
Tikehau CLO III BV,
Euro Interbank Offered Rate 3 Month + 1.8500%, 1.8500%, 12/1/30‡	200,000	EUR	215,562
VB-S1 Issuer LLC, 3.4130%, 2/15/48 (144A)	250,000		253,067
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	140,000		143,946
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	245,026		249,390

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2863%, 5/15/46‡	$3,366		$3,419
Z Capital Credit Partners CLO 2019-1 Ltd, 3.8995%, 7/16/31 (144A)	250,000		250,725
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	81,000		81,810
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $9,420,984)			9,460,466
Bank Loans and Mezzanine Loans – 7.8%
Capital Goods – 0.7%
Advanced Drainage Systems Inc,
ICE LIBOR USD 3 Month + 2.2500%, 0%, 7/31/26ƒ,‡	11,646		11,690
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 8.0275%, 8/18/25‡	128,000		124,586
Entegris Inc, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 11/6/25‡	79,418		79,815
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 0%, 4/3/24ƒ,‡	63,000		61,618
Reynolds Group Holdings Inc,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 2/5/23‡	97,169		97,291
Tamko Building Products Inc,
ICE LIBOR USD 3 Month + 3.2500%, 5.3741%, 5/29/26‡	67,000		66,916
			441,916
Communications – 1.2%
Diamond Sports Group LLC,
ICE LIBOR USD 1 Month + 3.2500%, 5.3000%, 8/24/26‡	28,000		28,140
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 11/29/24‡	123,300		119,601
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.9000%, 2/1/24‡	150,000		147,862
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 2/2/22‡	77,800		77,022
Lamar Media Corp, ICE LIBOR USD 1 Month + 1.7500%, 3.8125%, 3/14/25‡	106,728		107,062
Level 3 Parent LLC, ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 2/22/24‡	146,000		146,213
Mission Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2815%, 1/17/24‡	5,243		5,245
Nexstar Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 1/17/24‡	26,317		26,329
Nexstar Broadcasting Inc, ICE LIBOR USD 1 Month + 2.7500%, 0%, 9/18/26ƒ,‡	106,195		106,626
			764,100
Consumer Cyclical – 1.7%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25‡	107,000		107,000
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 8.6241%, 4/23/24‡	111,436		106,329
Hilton Worldwide Finance LLC,
ICE LIBOR USD 1 Month + 1.7500%, 3.7684%, 6/22/26‡	50,510		50,797
Marriott Ownership Resorts Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 8/29/25‡	144,275		144,877
Mohegan Gaming & Entertainment,
ICE LIBOR USD 3 Month + 3.7500%, 0%, 10/13/21ƒ,‡	133,354		128,068
PCI Gaming Authority, ICE LIBOR USD 1 Month + 3.0000%, 0%, 5/29/26ƒ,‡	71,000		71,355
Six Flags Theme Parks Inc,
ICE LIBOR USD 1 Month + 2.0000%, 4.0500%, 4/17/26‡	105,469		105,416
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 5.6044%, 7/10/25‡	125,521		125,992
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.0000%, 5.0435%, 1/31/25‡	140,000		137,865
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.0000%, 9.0435%, 1/30/26‡	58,000		57,478
			1,035,177
Consumer Non-Cyclical – 1.8%
B&G Foods Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 9/16/26ƒ,‡	8,409		8,446
Bausch Health Americas Inc,
ICE LIBOR USD 1 Month + 3.0000%, 5.0386%, 6/2/25‡	104,035		104,415
Change Healthcare Holdings LLC,
ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 3/1/24‡	89,251		88,782
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 5.9000%, 10/10/23‡	114,414		113,342
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 5.3544%, 12/2/24‡	89,772		89,772
Froneri International Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.9653%, 1/31/25‡	106,000	GBP	130,266
Gentiva Health Services Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.8125%, 7/2/25‡	170,608		171,461
HomeVi SAS, Euro Interbank Offered Rate 3 Month + 3.0000%, 0%, 10/31/24ƒ,‡	122,000	EUR	133,604
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.1044%, 3/7/24‡	23,193		23,271
JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 4.6120%, 5/4/26‡	78,557		78,885
NVA Holdings Inc/United States,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 2/2/25‡	103,637		103,508
Post Holdings Inc, ICE LIBOR USD 1 Month + 2.0000%, 4.0400%, 5/24/24‡	87,703		87,900
			1,133,652
Electric – 0.1%
Vistra Operations Co LLC, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 8/4/23‡	73,515		73,729

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Electronic Equipment, Instruments & Components – 0.2%
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 0%, 5/8/26ƒ,‡	$150,000		$150,000
Energy – 0%
AL Midcoast Holdings LLC, ICE LIBOR USD 3 Month + 5.5000%, 0%, 8/1/25ƒ,‡	15,268		14,981
Finance Companies – 0.2%
RPI Finance Trust, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 3/27/23‡	102,668		103,181
Technology – 1.6%
CommScope Inc, ICE LIBOR USD 1 Month + 3.2500%, 0%, 4/6/26ƒ,‡	145,000		144,353
Dell International LLC, ICE LIBOR USD 1 Month + 1.7500%, 3.8100%, 3/13/24‡	86,536		86,464
Dell International LLC, ICE LIBOR USD 3 Month + 2.0000%, 0%, 9/19/25ƒ,‡	150,000		150,657
Lumentum Holdings Inc, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 12/10/25‡	144,275		144,636
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 9/30/24‡	20,947		20,985
McAfee LLC, ICE LIBOR USD 1 Month + 8.5000%, 10.5435%, 9/29/25‡	127,750		128,789
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 10/1/25‡	197,461		198,448
Ultra Clean Holdings Inc,
ICE LIBOR USD 1 Month + 4.5000%, 6.5435%, 8/27/25‡	138,138		134,340
			1,008,672
Transportation – 0.3%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 4.5536%, 10/19/20‡	195,000		195,000
Total Bank Loans and Mezzanine Loans (cost $4,930,453)			4,920,408
Corporate Bonds – 26.3%
Banking – 1.1%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	300,000		310,959
Citizens Financial Group Inc, 3.7500%, 7/1/24	14,000		14,442
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	141,000		144,877
Synchrony Financial, 2.8500%, 7/25/22	27,000		27,238
Synchrony Financial, 4.3750%, 3/19/24	45,000		47,755
Synchrony Financial, 5.1500%, 3/19/29	144,000		159,731
			705,002
Basic Industry – 3.6%
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	276,000		290,145
Aleris International Inc, 10.7500%, 7/15/23 (144A)	371,000		390,477
Allegheny Technologies Inc, 5.9500%, 1/15/21	283,000		289,191
CF Industries Inc, 4.5000%, 12/1/26 (144A)	5,000		5,456
CF Industries Inc, 5.3750%, 3/15/44	86,000		86,604
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	43,000		45,004
First Quantum Minerals Ltd, 7.0000%, 2/15/21 (144A)	116,000		116,942
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	200,000		197,000
FMG Resources August 2006 Pty Ltd, 4.5000%, 9/15/27 (144A)	153,000		149,404
Freeport-McMoRan Inc, 3.5500%, 3/1/22	193,000		193,482
Freeport-McMoRan Inc, 5.0000%, 9/1/27	91,000		90,659
Freeport-McMoRan Inc, 5.2500%, 9/1/29	41,000		40,889
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	17,000		17,782
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	144,000		151,356
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	40,000		41,300
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	67,000		68,843
Teck Resources Ltd, 4.5000%, 1/15/21	5,000		5,079
Tronox Inc, 6.5000%, 4/15/26 (144A)	90,000		85,725
			2,265,338
Capital Goods – 2.5%
Beacon Roofing Supply Inc, 4.5000%, 11/15/26 (144A)	56,000		56,420
Builders FirstSource Inc, 6.7500%, 6/1/27 (144A)	17,000		18,318
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	154,000		145,576
JELD-WEN Inc, 4.6250%, 12/15/25 (144A)	40,000		40,151
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	164,000		170,457
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	188,000		189,880
Stericycle Inc, 5.3750%, 7/15/24 (144A)	163,000		167,482
Summit Materials LLC / Summit Materials Finance Corp,
6.5000%, 3/15/27 (144A)	171,000		182,542
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	209,000		219,701
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	200,000		216,250
Victoria PLC, 5.2500%, 7/15/24 (144A)	100,000	EUR	111,966
Wabtec Corp, ICE LIBOR USD 3 Month + 1.3000%, 3.4185%, 9/15/21‡	69,000		69,002
			1,587,745
Communications – 4.0%
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	44,000		44,935
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	147,000		156,555
Clear Channel Worldwide Holdings Inc, 5.1250%, 8/15/27 (144A)	37,000		38,548
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	164,000		167,075
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	200,000		209,024
Diamond Sports Group LLC / Diamond Sports Finance Co,

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Communications – (continued)
5.3750%, 8/15/26 (144A)	$70,000		$72,625
Diamond Sports Group LLC / Diamond Sports Finance Co,
6.6250%, 8/15/27 (144A)	159,000		164,732
EW Scripps Co, 5.1250%, 5/15/25 (144A)	168,000		168,420
GCI LLC, 6.6250%, 6/15/24 (144A)	117,000		126,214
GCI LLC, 6.8750%, 4/15/25	82,000		86,305
Level 3 Financing Inc, 5.3750%, 8/15/22	116,000		116,652
Midcontinent Communications / Midcontinent Finance Corp,
5.3750%, 8/15/27 (144A)	81,000		85,253
Netflix Inc, 4.6250%, 5/15/29 (144A)	100,000	EUR	121,150
Netflix Inc, 3.8750%, 11/15/29 (144A)	100,000	EUR	115,519
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	23,000		23,345
SES GLOBAL Americas Holdings GP, 5.3000%, 3/25/44 (144A)	90,000		93,641
SES SA, 5.3000%, 4/4/43 (144A)	44,000		45,471
T-Mobile USA Inc, 6.5000%, 1/15/24	123,000		127,589
UBM PLC, 5.7500%, 11/3/20 (144A)	333,000		343,319
Viacom Inc, 4.3750%, 3/15/43	50,000		51,520
Viacom Inc, 5.2500%, 4/1/44	44,000		49,828
WPP Finance 2010, 4.7500%, 11/21/21	74,000		77,479
			2,485,199
Consumer Cyclical – 3.1%
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	86,000		87,075
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	72,000		76,680
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	200,000		195,250
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	134,000		146,730
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	121,000		133,251
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	50,000		50,249
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	214,000		223,630
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	86,000		88,150
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	57,000		59,423
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	100,000	EUR	111,160
Marriott Ownership Resorts Inc, 4.7500%, 1/15/28 (144A)	78,000		78,780
Men's Wearhouse Inc, 7.0000%, 7/1/22	65,000		63,700
MGM Resorts International, 6.0000%, 3/15/23	5,000		5,509
Scientific Games International Inc, 6.2500%, 9/1/20	102,000		102,255
Scientific Games International Inc, 10.0000%, 12/1/22	150,000		156,000
TRI Pointe Group Inc / TRI Pointe Homes Inc, 5.8750%, 6/15/24	145,000		154,425
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	159,000		166,950
Uber Technologies Inc, 7.5000%, 11/1/23 (144A)	73,000		73,548
			1,972,765
Consumer Non-Cyclical – 4.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	78,000		82,558
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	84,000		84,420
Avantor Inc, 4.7500%, 10/1/24	118,000	EUR	137,225
Avantor Inc, 6.0000%, 10/1/24 (144A)	145,000		155,372
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	79,000		88,662
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	140,000		147,134
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	111,000		112,665
Conagra Brands Inc, 4.8500%, 11/1/28	109,000		123,579
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	140,000		131,950
Elanco Animal Health Inc, 4.9000%, 8/28/28	76,000		82,920
HCA Inc, 4.1250%, 6/15/29	104,000		108,895
Hill-Rom Holdings Inc, 4.3750%, 9/15/27 (144A)	156,000		159,487
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	59,000		65,343
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	82,000		91,020
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	141,000		149,457
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	149,000		154,878
Kraft Heinz Foods Co, 5.0000%, 7/15/35	99,000		105,611
Mylan Inc, 4.5500%, 4/15/28	86,000		91,611
Newell Brands Inc, 4.2000%, 4/1/26	94,000		98,195
Newell Brands Inc, 5.5000%, 4/1/46	68,000		72,904
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	172,000		189,625
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	143,000		146,754
			2,580,265
Electric – 0.2%
Black Hills Corp, 3.0500%, 10/15/29	125,000		124,905
Energy – 1.8%
Antero Resources Corp, 5.3750%, 11/1/21	170,000		164,475

Continental Resources Inc/OK, 5.0000%, 9/15/22	25,000		25,220
Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Energy – (continued)
DCP Midstream Operating LP, 5.6000%, 4/1/44	$93,000		$86,955
EnLink Midstream LLC, 5.3750%, 6/1/29	87,000		83,085
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%‡,µ	145,000		103,675
EQM Midstream Partners LP, 4.7500%, 7/15/23	5,000		5,019
EQM Midstream Partners LP, 4.0000%, 8/1/24	18,000		17,448
EQM Midstream Partners LP, 5.5000%, 7/15/28	78,000		78,025
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	196,000		170,520
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	8,000		8,293
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	69,000		89,414
QEP Resources Inc, 6.8750%, 3/1/21	201,000		199,492
Range Resources Corp, 5.0000%, 8/15/22	59,000		55,313
USA Compression Partners LP / USA Compression Finance Corp,
6.8750%, 9/1/27 (144A)	50,000		51,625
			1,138,559
Finance Companies – 0.3%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	179,000		181,237
Financial Institutions – 0.3%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	166,000	EUR	188,526
Industrial – 0.6%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	250,000		250,312
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	135,000		143,883
			394,195
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	174,000		165,082
Insurance – 0.7%
Assurant Inc, 3.7000%, 2/22/30	143,000		143,206
Brown & Brown Inc, 4.5000%, 3/15/29	137,000		149,256
Magellan Health Inc, 4.9000%, 9/22/24	151,000		150,811
			443,273
Multiline Retail – 0.1%
JC Penney Corp Inc, 8.1250%, 10/1/19	37,000		37,000
Natural Gas – 0.2%
Engie SA, 1.3750%, 6/21/39	100,000	EUR	118,752
Real Estate Investment Trusts (REITs) – 1.0%
American Homes 4 Rent LP, 4.2500%, 2/15/28	153,000		165,077
CyrusOne LP / CyrusOne Finance Corp, 5.3750%, 3/15/27	86,000		91,697
EPR Properties, 3.7500%, 8/15/29	170,000		170,034
ESH Hospitality Inc, 4.6250%, 10/1/27 (144A)	94,000		94,235
Forestar Group Inc, 8.0000%, 4/15/24 (144A)	59,000		63,720
Senior Housing Properties Trust, 6.7500%, 12/15/21	27,000		28,826
			613,589
Technology – 1.9%
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	99,000		107,721
Global Payments Inc, 3.2000%, 8/15/29	62,000		62,798
Global Payments Inc, 4.1500%, 8/15/49	33,000		34,602
Juniper Networks Inc, 3.7500%, 8/15/29	290,000		291,225
Micron Technology Inc, 4.9750%, 2/6/26	140,000		150,801
Micron Technology Inc, 5.3270%, 2/6/29	140,000		153,891
Sensata Technologies Inc, 4.3750%, 2/15/30 (144A)	67,000		67,000
Total System Services Inc, 4.8000%, 4/1/26	69,000		76,675
Western Digital Corp, 4.7500%, 2/15/26	223,000		229,411
			1,174,124
Transportation – 0.5%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	100,000	EUR	118,932
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	50,000	EUR	61,473
Trinity Industries Inc, 4.5500%, 10/1/24	105,000		107,053
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	60,000		60,900
			348,358
Total Corporate Bonds (cost $16,085,985)			16,523,914
Mortgage-Backed Securities – 8.4%
Fannie Mae:
4.5000%, 10/25/48	60,000		63,167
Fannie Mae Pool:
6.0000%, 2/1/37	1,235		1,445
3.5000%, 10/1/42	11,202		11,772
3.5000%, 12/1/42	25,169		26,451
3.0000%, 2/1/43	1,814		1,866
3.5000%, 2/1/43	18,775		19,661
3.5000%, 4/1/43	19,836		20,771
3.0000%, 5/1/43	3,471		3,565
3.5000%, 11/1/43	15,738		16,540

3.5000%, 4/1/44	20,942	22,177
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.0000%, 7/1/44	$14,394	$15,805
4.5000%, 10/1/44	7,495	8,348
3.5000%, 2/1/45	30,618	32,062
3.5000%, 2/1/45	4,250	4,450
4.5000%, 3/1/45	11,749	13,087
3.5000%, 12/1/45	7,404	7,850
4.5000%, 2/1/46	20,988	22,763
3.5000%, 7/1/46	29,019	30,520
3.5000%, 7/1/46	11,869	12,428
3.5000%, 8/1/46	19,063	19,894
4.0000%, 10/1/46	1,689	1,829
3.0000%, 2/1/47	24,522	25,263
4.0000%, 5/1/47	76,239	82,253
4.5000%, 5/1/47	3,824	4,140
4.5000%, 5/1/47	3,039	3,268
4.5000%, 5/1/47	2,899	3,102
4.5000%, 5/1/47	2,340	2,503
4.5000%, 5/1/47	2,270	2,457
4.5000%, 5/1/47	2,048	2,203
4.5000%, 5/1/47	1,798	1,934
4.5000%, 5/1/47	1,381	1,495
4.5000%, 5/1/47	1,349	1,460
4.0000%, 6/1/47	3,410	3,571
4.0000%, 6/1/47	1,767	1,851
4.5000%, 6/1/47	11,223	11,902
4.5000%, 6/1/47	2,363	2,558
4.0000%, 7/1/47	2,803	2,936
4.0000%, 7/1/47	2,499	2,617
4.0000%, 7/1/47	2,347	2,458
4.0000%, 7/1/47	1,534	1,607
4.5000%, 7/1/47	8,336	8,841
4.5000%, 7/1/47	6,511	6,905
4.5000%, 7/1/47	6,278	6,657
3.5000%, 8/1/47	9,015	9,331
3.5000%, 8/1/47	6,786	7,080
4.0000%, 8/1/47	29,922	31,652
4.0000%, 8/1/47	5,158	5,402
4.0000%, 8/1/47	3,271	3,426
4.0000%, 8/1/47	2,827	2,961
4.5000%, 8/1/47	9,123	9,675
4.5000%, 8/1/47	1,439	1,526
4.0000%, 9/1/47	2,813	2,946
4.5000%, 9/1/47	10,424	11,055
4.5000%, 9/1/47	7,532	7,987
4.5000%, 9/1/47	5,257	5,575
4.0000%, 10/1/47	7,243	7,586
4.0000%, 10/1/47	6,047	6,333
4.0000%, 10/1/47	5,967	6,249
4.0000%, 10/1/47	3,853	4,036
4.0000%, 10/1/47	3,150	3,299
4.5000%, 10/1/47	3,181	3,373
4.5000%, 10/1/47	1,173	1,244
4.0000%, 11/1/47	8,634	9,043
4.0000%, 11/1/47	2,677	2,804
4.5000%, 11/1/47	6,827	7,240
3.5000%, 12/1/47	13,451	14,164
3.5000%, 12/1/47	5,859	6,078
3.5000%, 1/1/48	9,664	10,176
3.5000%, 1/1/48	8,303	8,611
4.0000%, 1/1/48	32,628	34,325
4.0000%, 1/1/48	20,142	21,096
4.0000%, 1/1/48	3,865	4,120
3.5000%, 3/1/48	6,063	6,367
4.0000%, 3/1/48	13,795	14,483
4.0000%, 3/1/48	3,365	3,583
4.5000%, 3/1/48	11,022	11,682
3.5000%, 4/1/48	21,114	22,028
4.0000%, 4/1/48	7,795	8,301
4.5000%, 4/1/48	8,894	9,427
4.0000%, 5/1/48	35,289	36,747
4.0000%, 5/1/48	30,971	32,251
4.5000%, 5/1/48	6,958	7,374

4.5000%, 5/1/48	6,473	6,861
4.0000%, 6/1/48	14,760	15,370
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 6/1/48	$7,238	$7,672
4.0000%, 10/1/48	2,745	2,896
4.5000%, 1/1/49	94,087	99,721
3.0000%, 8/1/49	48,587	49,938
3.0000%, 2/1/57	214,933	220,792
3.5000%, 2/1/57	139,376	146,804
		1,425,955
Freddie Mac Gold Pool:
6.0000%, 4/1/40	28,949	34,008
3.5000%, 2/1/43	10,208	10,695
3.5000%, 2/1/44	11,652	12,208
4.5000%, 5/1/44	7,515	8,110
3.5000%, 12/1/44	31,367	32,862
3.0000%, 1/1/45	8,467	8,700
3.5000%, 7/1/46	8,241	8,620
3.0000%, 10/1/46	37,503	38,470
3.0000%, 12/1/46	25,477	26,134
3.5000%, 9/1/47	32,276	33,802
3.5000%, 9/1/47	24,760	25,641
3.5000%, 9/1/47	13,939	14,436
3.5000%, 11/1/47	24,166	25,417
3.5000%, 11/1/47	11,254	11,856
3.5000%, 12/1/47	34,434	36,217
3.5000%, 12/1/47	24,089	25,336
3.5000%, 12/1/47	8,140	8,576
3.5000%, 2/1/48	8,114	8,526
3.5000%, 2/1/48	7,818	8,081
3.5000%, 3/1/48	24,561	25,833
3.5000%, 3/1/48	6,243	6,524
3.5000%, 4/1/48	2,692	2,813
3.5000%, 8/1/48	24,705	25,817
4.5000%, 8/1/48	9,426	9,961
3.5000%, 11/1/48	32,239	33,761
4.0000%, 1/1/49	15,355	16,498
4.5000%, 1/1/49	94,684	100,414
4.5000%, 4/1/49	142,927	151,692
4.5000%, 6/1/49	111,433	117,699
		868,707
Freddie Mac Pool:
4.0000%, 5/1/46	6,344	6,690
4.0000%, 3/1/47	3,414	3,618
4.0000%, 3/1/48	9,287	9,751
4.0000%, 4/1/48	23,029	23,951
4.0000%, 4/1/48	4,973	5,217
4.0000%, 5/1/48	22,007	22,917
4.0000%, 5/1/48	21,113	21,985
4.0000%, 6/1/48	10,395	10,824
4.0000%, 8/1/48	70,081	72,889
4.0000%, 5/1/49	357,838	372,832
4.0000%, 5/1/49	47,720	49,720
3.5000%, 7/1/49	1,395,020	1,435,879
3.5000%, 7/1/49	198,618	205,083
3.0000%, 8/1/49	48,223	49,398
3.0000%, 8/1/49	15,785	16,224
3.5000%, 8/1/49	165,778	170,313
3.5000%, 8/1/49	24,310	25,329
3.0000%, 9/1/49	10,080	10,239
3.5000%, 9/1/49	70,967	73,943
3.0000%, 10/1/49	14,166	14,387
3.0000%, 10/1/49	6,934	7,043
		2,608,232
Ginnie Mae:
4.5000%, 7/20/48	78,000	81,506
5.0000%, 7/20/48	162,000	170,764
		252,270
Ginnie Mae I Pool:
4.5000%, 8/15/46	28,602	31,199
4.0000%, 7/15/47	12,883	13,596
4.0000%, 8/15/47	2,125	2,243
4.0000%, 11/15/47	7,414	7,825

4.0000%, 12/15/47	10,058	10,615
		65,478
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool:
4.5000%, 5/20/48	$20,290	$21,182
4.5000%, 5/20/48	5,032	5,253
		26,435
Total Mortgage-Backed Securities (cost $5,247,293)		5,310,244
Common Stocks – 39.7%
Aerospace & Defense – 0.8%
BWX Technologies Inc	3,729	213,336
United Technologies Corp	2,264	309,081
		522,417
Banks – 5.4%
Cadence BanCorp	31,405	550,844
Citigroup Inc	7,588	524,179
Citizens Financial Group Inc	17,107	605,075
Pinnacle Financial Partners Inc	6,650	377,387
US Bancorp	10,949	605,918
Wells Fargo & Co	13,966	704,445
		3,367,848
Beverages – 1.3%
PepsiCo Inc	5,728	785,309
Biotechnology – 1.0%
Gilead Sciences Inc	9,423	597,230
Building Products – 0.2%
AO Smith Corp	2,048	97,710
Capital Markets – 0.8%
Charles Schwab Corp	3,390	141,804
Cohen & Steers Inc	6,615	363,362
		505,166
Chemicals – 1.2%
NewMarket Corp	894	422,048
WR Grace & Co	4,812	321,249
		743,297
Commercial Services & Supplies – 1.0%
Republic Services Inc	2,377	205,729
UniFirst Corp/MA	2,105	410,728
		616,457
Consumer Finance – 0.9%
Discover Financial Services	5,019	406,991
Synchrony Financial	4,766	162,473
		569,464
Containers & Packaging – 0.3%
Graphic Packaging Holding Co	13,322	196,499
Diversified Telecommunication Services – 0.6%
Singapore Telecommunications Ltd	160,700	360,523
Electric Utilities – 2.3%
Entergy Corp	1,357	159,258
Evergy Inc	5,903	392,904
Exelon Corp	9,067	438,027
PPL Corp	15,095	475,342
		1,465,531
Electronic Equipment, Instruments & Components – 0.2%
AVX Corp	8,235	125,172
Energy Equipment & Services – 0.4%
Schlumberger Ltd	7,905	270,114
Equity Real Estate Investment Trusts (REITs) – 4.0%
Equity LifeStyle Properties Inc	3,817	509,951
Lamar Advertising Co	8,935	732,045
Public Storage	1,947	477,541
STAG Industrial Inc	9,501	280,089
Weyerhaeuser Co	19,402	537,435
		2,537,061
Food & Staples Retailing – 0.7%
Casey's General Stores Inc	2,757	444,318
Food Products – 0.8%
Lamb Weston Holdings Inc	7,190	522,857
Health Care Equipment & Supplies – 0.7%
Medtronic PLC	4,189	455,009
Health Care Providers & Services – 2.2%
Humana Inc	1,300	332,371
Quest Diagnostics Inc	9,658	1,033,696
		1,366,067

Household Products – 0.8%
Colgate-Palmolive Co	7,090	521,186
Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 0.8%
Cognizant Technology Solutions Corp	7,904	$476,335
Insurance – 1.8%
Chubb Ltd	5,224	843,363
RenaissanceRe Holdings Ltd	1,455	281,470
		1,124,833
Machinery – 0.9%
Donaldson Co Inc	3,146	163,844
Lincoln Electric Holdings Inc	4,284	371,680
		535,524
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Anworth Mortgage Asset Corp	35,967	118,691
Oil, Gas & Consumable Fuels – 2.8%
Noble Energy Inc	10,371	232,933
Occidental Petroleum Corp	5,001	222,394
Rattler Midstream LP*	20,096	358,111
Royal Dutch Shell PLC	19,078	559,110
Valero Energy Corp	4,687	399,520
		1,772,068
Pharmaceuticals – 3.2%
Johnson & Johnson	3,830	495,525
Merck & Co Inc	6,603	555,841
Pfizer Inc	14,337	515,128
Sanofi	5,047	467,849
		2,034,343
Real Estate Management & Development – 0.5%
Bridgemarq Real Estate Services	30,856	342,870
Road & Rail – 0.3%
Union Pacific Corp	1,147	185,791
Semiconductor & Semiconductor Equipment – 1.1%
Analog Devices Inc	2,316	258,767
MKS Instruments Inc	4,320	398,650
		657,417
Software – 1.8%
Citrix Systems Inc	4,048	390,713
Microsoft Corp	1,443	200,620
Oracle Corp	9,771	537,698
		1,129,031
Specialty Retail – 0.3%
Lookers PLC	283,885	196,825
Textiles, Apparel & Luxury Goods – 0.4%
Kontoor Brands Inc	7,892	277,009
Total Common Stocks (cost $21,562,797)		24,919,972
Preferred Stocks – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.3%
Crown Castle International Corp, 6.8800%, 8/1/20 (cost $140,000)	140	176,967
Investment Companies – 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $2,783,000)	2,783,000	2,783,000
Total Investments (total cost $60,170,512) – 102.0%		64,094,971
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(1,276,595)
Net Assets – 100%		$62,818,376

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$53,433,813	83.4%
Cayman Islands	3,939,369	6.1
United Kingdom	1,929,152	3.0
France	720,205	1.1
Netherlands	651,513	1.0
Canada	515,241	0.8
Germany	361,472	0.6
Singapore	360,523	0.5
Zambia	313,942	0.5
Panama	310,959	0.5

Ireland	307,843	0.5
Luxembourg	299,623	0.5
Australia	218,247	0.3
South Korea	195,000	0.3
Czech Republic	188,526	0.3
Switzerland	169,138	0.3
Spain	118,932	0.2
Italy	61,473	0.1

Total	$64,094,971	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$13,719	$(80)	$-	$2,783,000

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	717,149	14,443,680	(12,377,829)	2,783,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/4/19	(94,930)	$117,428	$445
Canadian Dollar	12/4/19	5,910	(4,475)	(9)
Euro	12/4/19	(283,910)	314,464	3,631
Singapore Dollar	12/4/19	(13,040)	9,467	23

				4,090
Barclays Capital, Inc.:
Canadian Dollar	12/4/19	3,900	(2,957)	(10)
Singapore Dollar	12/4/19	14,400	(10,449)	(20)

				(30)
Citibank, National Association:
British Pound	12/4/19	(533,070)	660,583	3,680
British Pound	12/4/19	(9,500)	11,705	(2)
Canadian Dollar	12/4/19	(444,735)	337,189	1,127
Canadian Dollar	12/4/19	(40,020)	30,205	(37)
Euro	12/4/19	(902,790)	999,693	11,294
Singapore Dollar	12/4/19	(521,130)	378,131	700

				16,762
JPMorgan Chase Bank, National Association:

JPMorgan Chase Bank, National Association:
British Pound	12/4/19	(83,400)	103,109	335
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	12/4/19	1,100	$(830)	1
Canadian Dollar	12/4/19	18,100	(13,728)	(51)
Euro	12/4/19	(875,900)	970,022	11,061
Singapore Dollar	12/4/19	21,600	(15,677)	(32)

				11,314
Total				$32,136

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	18	12/19/19	$2,345,625	$(34,313)	$(1,406)
2-Year US Treasury Note	17	12/31/19	3,663,500	(15,406)	(531)
5-Year US Treasury Note	44	12/31/19	5,242,531	(36,094)	(2,063)
90 Day Euro	4	3/16/20	983,300	15,400	(50)
90 Day Euro	4	6/15/20	984,450	16,600	(100)
90 Day Euro	4	9/14/20	985,250	17,350	(100)
Ultra 10-Year Treasury Note	7	12/19/19	996,844	(15,461)	(219)
US Long Treasury Bond	13	12/19/19	2,110,063	(43,164)	(406)
Total				$(95,088)	$(4,875)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Credit default swaps, buy protection	$ (13,504)
Forward foreign currency exchange contracts, purchased	26,754
Forward foreign currency exchange contracts, sold	3,377,783
Futures contracts, purchased	12,035,560
Futures contracts, sold	2,058,297

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $17,767,066, which represents 28.3% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $17,767,066, which represents 28.3% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$9,460,466	$-
Bank Loans and Mezzanine Loans	-	4,920,408	-
Corporate Bonds	-	16,523,914	-
Mortgage-Backed Securities	-	5,310,244	-
Common Stocks	24,919,972	-	-
Preferred Stocks	-	176,967	-
Investment Companies	-	2,783,000	-
Total Investments in Securities	$24,919,972	$39,174,999	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	32,297	-
Total Assets	$24,919,972	$39,207,296	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$161	$-
Variation Margin Payable	4,875	-	-

Total Liabilities	$4,875	$161	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.